Accounts Receivable - Summary of Accounts Receivable Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accrued unbilled other	$ 16,979	$ 12,075
Other taxes receivable	15,988	2,483
Employee receivables	4,291	4,730
Receivables from unconsolidated affiliates	3,305	13,292
Other	167	4,349
Accounts receivable—other	$ 40,730	$ 36,929